Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 829	$ 1,009
Weighted average number of Common Shares outstanding during the year	281.7	286.8
Basic earnings per Common Share	$ 2.94	$ 3.52
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 829	$ 1,009
Weighted average number of Common Shares outstanding during the year	281.7	286.8
Stock options and share awards	0.8	0.1
Diluted	282.5	286.9
Diluted earnings per Common Share	$ 2.93	$ 3.52